CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) (Parenthetical)	Jun. 14, 2022	Feb. 28, 2022
15.00% Convertible Notes | Convertible Notes Payable
Interest rate	15.00%	15.00%